Consolidated statements of cash flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 2,236	$ 3,228	$ 1,470
Adjustments to net income:
Depreciation	904	865	877
Stock-based compensation	269	190	186
Amortization of acquisition-related intangibles	111	48	48
Gain on sales of assets and divestiture	(5)	(144)	0
Deferred income taxes	(119)	(188)	146
Increase (decrease) from changes in:
Accounts receivable	112	(231)	(364)
Inventories	(17)	(304)	177
Prepaid expenses and other current assets	(29)	(8)	115
Accounts payable and accrued expenses	2	57	5
Accrued compensation	(77)	246	(38)
Income taxes payable	(85)	(19)	87
Other	(46)	80	(66)
Net cash provided by operating activities	3,256	3,820	2,643
Cash flows from investing activities:
Additions to property, plant and equipment	(816)	(1,199)	(753)
Proceeds from insurance recovery, asset sales and divestiture	16	148	0
Purchases of short-term investments	(3,653)	(2,510)	(2,273)
Sales, redemptions and maturities of short-term investments	3,555	2,564	2,030
Purchases of long-term investments	(6)	(8)	(9)
Redemptions and sales of long-term investments	157	147	64
Business acquisitions:
Property, plant and equipment	(865)	(200)	(3)
Inventories	(225)	(14)	(4)
Other	(4,335)	15	(148)
Business acquisitions, net of cash acquired	(5,425)	(199)	(155)
Net cash used in investing activities	(6,172)	(1,057)	(1,096)
Cash flows from financing activities:
Proceeds from issuance of long-term debt and commercial paper borrowings	4,697	0	0
Issuance costs for long-term debt	(12)	0	0
Repayment of commercial paper borrowings	(200)	0	0
Dividends paid	(644)	(592)	(567)
Sales and other common stock transactions	690	407	109
Excess tax benefit from share-based payments	31	13	1
Stock repurchases	(1,973)	(2,454)	(954)
Net cash provided by (used in) financing activities	2,589	(2,626)	(1,411)
Net (decrease) increase in cash and cash equivalents	(327)	137	136
Cash and cash equivalents at beginning of year	1,319	1,182	1,046
Cash and cash equivalents at end of year	$ 992	$ 1,319	$ 1,182